UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end:	August 31
Date of reporting period:	February 28, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

          The Semi-Annual Report to Stockholders is filed herewith.

February 28, 2010

Semi-Annual
Report
Western Asset
Institutional
Liquid
Reserves
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II | Western Asset Institutional Liquid Reserves
       (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fund name change

Effective May 31, 2010, the Fund is known as Western Asset Institutional Liquid Reserves. Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves. There is no change in the Fund’s investment objective or investment policies as a result of the name change.

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason in the name of funds through May 31, 2010. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup. Investments in the Fund referenced herein are not bank deposits or obligations of Citibank.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Institutional Liquid Reserves for the six-month reporting period ended February 28, 2010.

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 26, 2010

Western Asset Institutional Liquid Reserves | III
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Investment commentary

Economic review

The lengthiest recession since the Great Depression finally appeared to have ended during the reporting period.

Looking back, the U.S. Department of Commerce reported that first quarter 2009 U.S. gross domestic product (“GDP”)i contracted 6.4%. The economic environment then started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department reported that third quarter 2009 GDP growth was 2.2%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program, its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales, and tax credits for first-time home buyers. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.6%. The Commerce Department cited a slower drawdown in business inventories and renewed consumer spending as contributing factors spurring the economy’s higher growth rate.

Even before GDP data started to meaningfully improve, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). PMI data subsequently showed that manufacturing expanded from September through February 2010 as well. January’s PMI reading of 58.4 was its highest level since August 2004. Manufacturing then took a modest step backward in February as the PMI was 56.5.

While the housing market has shown signs of life, a continued large inventory of unsold homes could lead to a choppy recovery. At the end of February 2010, there was an 8.6 month supply of unsold homes, up from a 7.8 month supply the prior month. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that month-over-month home prices rose for the seventh straight month in December (on a seasonally-adjusted basis). However, according to the National Association of Realtors, existing home sales fell by 16.2% in December 2009, 7.2% in January 2010 and 0.6% in February. December’s decline was not surprising, given sales had moved higher in November as first-time home buyers rushed to complete sales before the original November deadline for the government’s $8,000 tax credit. However, with the government extending this tax credit until the end of April 2010, January’s and February’s sales declines were disappointing.

One area that remained weak — and could potentially jeopardize the economic recovery — was the labor market. While monthly job losses have moderated compared to the first quarter of 2009, the unemployment rate remained elevated during the reporting period. After reaching a twenty-six-year high of 10.1% in October 2009, the unemployment rate fell to 10.0% for November and December and subsequently declined to 9.7% in January, where it also remained at the end of February. However, according to revised U.S. Department of Labor figures, roughly 600,000 more jobs were lost in 2009 than previously reported. In addition, 8.4 million jobs have been lost since the recession officially began in December 2007.

Financial market overview

In a continuation from the second calendar quarter of 2009, the financial markets were largely characterized by healthy investor risk appetite and solid results by lower-quality bonds during the six months ended February 28, 2010.

In the fixed-income market, riskier sectors, such as high-yield bonds and emerging market debt, significantly outperformed U.S. Treasuries. This was in sharp contrast to the latter part of 2008 and early 2009, when the financial markets were negatively impacted by periods of extreme volatility, illiquidity and heightened risk aversion. There were a number of factors contributing to the continued turnaround in the financial markets, including improving economic conditions, renewed investor confidence and the accommodative monetary policy by the Federal Reserve Board (“Fed”)iv.

While economic news often surprised on the upside during the reporting period, incoming economic data did not suggest a dramatic rebound in growth in 2010. Given this, the Fed kept the federal funds ratev in a range of 0 to 1/4

IV | Western Asset Institutional Liquid Reserves
         (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Investment commentary (cont’d)

percent during each of its four meetings during the period. At its meeting in March 2010 (subsequent to the close of the reporting period), the Fed said it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed did take a first step in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 0.50% to 0.75%. The Fed also expects to end its $1.25 trillion mortgage securities purchase program by the end of the first quarter of 2010.

Fixed-income market review

Continuing the trend that began in early 2009, nearly every spread sector (non-Treasury) outperformed equal-durationvi Treasuries during the six months ended February 28, 2010. While risk aversion ruled the fixed-income markets during much of 2008 and early 2009, by the end of the first quarter of 2009, there was robust demand for riskier, and higher-yielding, fixed-income securities. Despite some temporary setbacks, riskier assets continued to perform well during the reporting period.

Both short- and long-term Treasury yields fluctuated during the reporting period. After starting the period at 0.97% and 3.40%, respectively, two- and ten-year Treasury yields then generally declined through the end of November, with two- and ten-year Treasury yields falling to 0.67% and 3.21%, respectively. With economic data further improving at the end of 2009, yields then moved sharply higher in December, with two- and ten-year Treasury yields rising to 1.14% and 3.85%, respectively, on December 31st. However, some mixed economic data then caused yields to decline again in January. Treasuries then traded in a relatively narrow range in February, as investors digested incoming economic data. Two- and ten-year Treasuries ended the reporting period at 0.81% and 3.61%, respectively.

In contrast to their shorter-term counterparts, longer-term Treasury yields moved higher over the reporting period due to fears of inflation given the government’s massive stimulus program. At the same time, with risk aversion being replaced with robust risk appetite, spread sector prices moved higher. With the Fed keeping the federal funds rate at a historical low, the yields available from money market securities remained extremely low during the reporting period.

Performance review

As of February 28, 2010, the seven-day current yield for Class A shares of Western Asset Institutional Liquid Reserves was 0.16% and the seven-day effective yield, which reflects compounding, was 0.16%.1

The Fund invests in securities through an underlying mutual fund, Liquid Reserves Portfolio, which has the same investment objective and strategies as the Fund.

Western Asset Institutional Liquid Reserves Yields as of February 28, 2010 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

Class A	0.16%	0.16%

SVB Liquid Reserves	0.01%	0.01%

SVB Institutional Liquid Reserves	0.06%	0.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Class A shares would have been -0.02%; the seven-day current yield and the seven-day effective yield for SVB Liquid Reserves shares would have been -0.38%; and the seven-day current yield and the seven-day effective yield for SVB Institutional Liquid Reserves shares would have been -0.02%.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset Institutional Liquid Reserves | V
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 26, 2010

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

[This page intentionally left blank.]

Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report | 1
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Portfolio at a glance† (unaudited)

Liquid Reserves Portfolio

The Fund invests all of its investable assets in Liquid Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of February 28, 2010 and August 31, 2009. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

2 | Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report
       (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2009 and held for the six months ended February 28, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio‡	Expenses Paid During the Period[3]

Class A	0.11%	$1,000.00	$1,001.10	0.17%	$0.84

SVB Liquid Reserves	0.01	1,000.00	1,000.10	0.39 †	1.93

SVB Institutional Liquid Reserves	0.06	1,000.00	1,000.60	0.27	1.34

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio‡	Expenses Paid During the Period[3]

Class A	5.00%	$1,000.00	$1,023.95	0.17%	$0.85

SVB Liquid Reserves	5.00	1,000.00	1,022.86	0.39 †	1.96

SVB Institutional Liquid Reserves	5.00	1,000.00	1,023.46	0.27	1.35

[1]	For the six months ended February 28, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

‡	The Treasury Guarantee Program fees incurred by the Fund are included in the expense ratios. These fees are not covered by any expense cap currently in effect.

Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report | 3
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Statement of assets and liabilities (unaudited)
February 28, 2010

Assets:

Investment in Liquid Reserves Portfolio, at value	$6,125,063,173

Receivable for Fund shares sold	61,066

Prepaid expenses	117,812

Total Assets	6,125,242,051

Liabilities:

Distributions payable	196,731

Investment management fee payable	190,162

Distribution fees payable	128,921

Trustees’ fees payable	18,342

Accrued expenses	253,209

Total Liabilities	787,365

Total Net Assets	$6,124,454,686

Net Assets:

Par value (Note 3)	$ 60,997

Paid-in capital in excess of par value	6,127,091,748

Accumulated net realized loss on investment	(2,698,059)

Total Net Assets	$6,124,454,686

Shares Outstanding:

Class A	4,690,959,695

SVB Liquid Reserves	91,571,508

SVB Institutional Liquid Reserves	1,344,621,542

Net Asset Value:

Class A	$1.00

SVB Liquid Reserves	$1.00

SVB Institutional Liquid Reserves	$1.00

See Notes to Financial Statements.

4 | Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report
       (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Statement of operations (unaudited)
For the Six Months Ended February 28, 2010

Investment Income:

Income from Liquid Reserves Portfolio	$12,836,259

Allocated net expenses from Liquid Reserves Portfolio	(3,231,477)

Total Investment Income	9,604,782

Expenses:

Distribution fees (Notes 2 and 4)	3,417,632

Investment management fee (Note 2)	3,415,202

Treasury Guarantee Program fees (Note 9)	924,506

Legal fees	232,076

Insurance	81,061

Registration fees	58,163

Trustees’ fees	54,448

Shareholder reports (Note 4)	39,587

Transfer agent fees (Note 4)	30,670

Audit and tax	9,993

Miscellaneous expenses	18,348

Total Expenses	8,281,686

Less: Fee waivers and/or expense reimbursements (Notes 2 and 4)	(5,202,032)

Net Expenses	3,079,654

Net Investment Income	6,525,128

Net Gain on Investments from Liquid Reserves Portfolio	1,919,306

Increase in Net Assets From Operations	$ 8,444,434

See Notes to Financial Statements.

Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report | 5
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Statements of changes in net assets

For the Six Months Ended February 28, 2010 (unaudited) and the Year Ended August 31, 2009	2010	2009

Operations:

Net investment income	$6,525,128	$121,916,192

Net realized gain	1,919,306	1,713,424

Change in net unrealized appreciation/depreciation	—	40,821,959

Increase in Net Assets From Operations	8,444,434	164,451,575

Distributions to Shareholders From (Notes 1 and 5):

Net investment income	(6,525,128)	(122,056,433)

Decrease in Net Assets From Distributions to Shareholders	(6,525,128)	(122,056,433)

Fund Share Transactions (Note 3):

Net proceeds from sale of shares	21,559,012,863	51,494,340,880

Reinvestment of distributions	4,835,166	97,848,426

Cost of shares repurchased	(22,451,112,606)	(59,653,932,279)

Decrease in Net Assets From Fund Share Transactions	(887,264,577)	(8,061,742,973)

Decrease in Net Assets	(885,345,271)	(8,019,347,831)

Net Assets:

Beginning of period	7,009,799,957	15,029,147,788

End of period	$6,124,454,686	$7,009,799,957

See Notes to Financial Statements.

6 | Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Class A Shares	2010[1]	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:

Net investment income	0.001	0.015	0.039	0.053	0.044	0.025

Net realized and unrealized gain (loss)[2]	0.000	0.000	(0.000)	0.000	(0.000)	0.000

Total income from operations	0.001	0.015	0.039	0.053	0.044	0.025

Less distributions from:
Net investment income	(0.001)	(0.015)	(0.039)	(0.053)	(0.044)	(0.025)

Net realized gains	—	—	—	—	—	(0.000)[2]

Total distributions	(0.001)	(0.015)	(0.039)	(0.053)	(0.044)	(0.025)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[3]	0.11%	1.45%[4]	3.98%[4]	5.38%	4.49%	2.50%

Net assets, end of period (millions)	$4,688	$5,258	$11,281	$16,371	$10,261	$22,459

Ratios to average net assets:
Gross expenses[5]	0.35%[6,7]	0.35%[7]	0.29%	0.28%[8]	0.31%	0.38%

Net expenses[5,9,10]	0.17 [6,7]	0.22 [7]	0.10	0.11 [8]	0.13	0.15

Net investment income	0.23 [6]	1.48	4.07	5.25	4.25	2.53

[1]	For the six months ended February 28, 2010 (unaudited).

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	If the Portfolio had not entered into the Letter and Capital Support Agreements, the total return would have been lower.

[5]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[6]	Annualized.

[7]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.32% and 0.14% for the period ended February 28, 2010, respectively, and 0.32% and 0.19% for the year ended August 31, 2009, respectively.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[9]

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.20% until December 31, 2011.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report | 7
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

SVB Liquid Reserves Shares	2010[1]		2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[2]	0.010	0.035	0.048	0.039	0.020

Net realized and unrealized gain (loss)[2]	0.000		0.000	(0.000)	0.000	(0.000)	0.000

Total income from operations	0.000	[2]	0.010	0.035	0.048	0.039	0.020

Less distributions from:
Net investment income	(0.000)[2]		(0.010)	(0.035)	(0.048)	(0.039)	(0.020)

Net realized gains	—		—	—	—	—	(0.000)[2]

Total distributions	(0.000)[2]		(0.010)	(0.035)	(0.048)	(0.039)	(0.020)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total return[3]	0.01%		1.05%[4]	3.53%[4]	4.91%	4.02%	2.06%

Net assets, end of period (millions)	$92		$136	$200	$168	$162	$208

Ratios to average net assets:
Gross expenses[5]	0.72%[6,7]		0.71%[7]	0.65%	0.63%[8]	0.65%	0.73%

Net expenses[5,9,10]	0.39	[6,7,11]	0.62 [7]	0.55	0.56 [8]	0.57	0.58

Net investment income	0.01	[6]	1.06	3.38	4.80	3.91	2.02

[1]	For the six months ended February 28, 2010 (unaudited).

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	If the Portfolio had not entered into the Letter and Capital Support Agreements, the total return would have been lower.

[5]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[6]	Annualized.

[7]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.68% and 0.35% for the period ended February 28, 2010, respectively, and 0.67% and 0.58% for the year ended August 31, 2009, respectively.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[9]

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of SVB Liquid Reserves shares will not exceed 0.60% until December 31, 2011.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]	In order to maintain a minimum yield of 0.01%, additional waivers were implemented.

See Notes to Financial Statements.

8 | Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

SVB Institutional Liquid Reserves Shares	2010[1]	2009	2008	2007	2006	2005

Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.001	0.014	0.038	0.052	0.043	0.024

Net realized and unrealized gain (loss)[2]	0.000	0.000	(0.000)	0.000	(0.000)	0.000

Total income from operations	0.001	0.014	0.038	0.052	0.043	0.024

Less distributions from:
Net investment income	(0.001)	(0.014)	(0.038)	(0.052)	(0.043)	(0.024)

Net realized gains	—	—	—	—	—	(0.000)[2]

Total distributions	(0.001)	(0.014)	(0.038)	(0.052)	(0.043)	(0.024)

Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[3]	0.06%	1.37%[4]	3.89%[4]	5.27%	4.39%	2.43%

Net assets, end of period (millions)	$1,344	$1,616	$3,548	$3,944	$3,478	$3,331

Ratios to average net assets:
Gross expenses[5]	0.36%[6,7]	0.38%[7]	0.29%	0.28%[8]	0.30%	0.38%

Net expenses[5,9,10]	0.27 [6,7]	0.30 [7]	0.19	0.21 [8]	0.22	0.22

Net investment income	0.13 [6]	1.52	3.87	5.15	4.31	2.45

[1]	For the six months ended February 28, 2010 (unaudited).

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	If the Portfolio had not entered into the Letter and Capital Support Agreements, the total return would have been lower.

[5]	Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.

[6]	Annualized.

[7]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.32% and 0.23% for the period ended February 28, 2010, respectively, and 0.32% and 0.24% for the year ended August 31, 2009, respectively.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[9]

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of SVB Institutional Liquid Reserves shares will not exceed 0.24% until December 31, 2011.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report | 9
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional Liquid Reserves (prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (15.2% at February 28, 2010) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. These risks flow through to the Fund from its investments in the Portfolio. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(e) Method of allocation. All the net investment income and realized gains and losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

(f) Distributions to shareholders. Distributions on the shares of the Fund are declared as of 4:00 p.m. Eastern Time, each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

10 | Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Notes to financial statements (unaudited) (cont’d)

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2010, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, the Fund and the Portfolio pay an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s and the Portfolio’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Portfolio	Fund	Total

First $1 billion	0.100%	0.150%	0.250%

Next $1 billion	0.100	0.125	0.225

Next $3 billion	0.100	0.100	0.200

Next $5 billion	0.100	0.075	0.175

Over $10 billion	0.100	0.050	0.150

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended February 28, 2010, as a result of an expense limitation the ratio of expenses other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Fund’s Class A, SVB Liquid Reserves and SVB Institutional Liquid Reserves shares will not exceed 0.20%, 0.60% and 0.24%, respectively, until December 31, 2011. These expense limitations cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield of 0.01%. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

During the six months ended February 28, 2010, LMPFA waived a portion of its fee amounting to $2,573,781.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report | 11
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Shares of beneficial interest

At February 28, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same right, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2010	Year Ended August 31, 2009

Class A

Shares sold	20,928,266,460	49,886,575,671

Shares issued on reinvestment	3,907,117	66,732,877

Shares repurchased	(21,502,970,097)	(56,009,777,188)

Net decrease	(570,796,520)	(6,056,468,640)

SVB Liquid Reserves

Shares sold	30,133,885	231,884,219

Shares issued on reinvestment	5,418	1,571,694

Shares repurchased	(74,996,961)	(297,576,918)

Net decrease	(44,857,658)	(64,121,005)

SVB Institutional Liquid Reserves

Shares sold	600,612,518	1,375,880,990

Shares issued on reinvestment	922,631	29,543,855

Shares repurchased	(873,145,548)	(3,346,578,173)

Net decrease	(271,610,399)	(1,941,153,328)

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding capital share transactions.

4. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1distribution plan under the 1940 Act and under that plan, the Fund pays a monthly fee with respect to its Class A shares, SVB Liquid Reserves shares and SVB Institutional Liquid Reserves shares calculated at the annual rate not to exceed 0.10%, 0.45% and 0.10% of the average daily net assets of each, respectively class. Distribution and service fees are accrued and paid monthly.

For the six months ended February 28, 2010, class specific expenses were as follows:

	Distribution Fees*	Transfer Agent Fees	Shareholder Reports Expenses†

Class A	$2,453,422	$24,232	$1,943

SVB Liquid Reserves	239,662	2,903	566

SVB Institutional Liquid Reserves	724,548	3,535	990

Total	$3,417,632	$30,670	$3,499

*

Amounts shown are exclusive of waivers. The distribution and/or service fees waived for the six months ended February 28, 2010 amounted to $2,453,422 for Class A shares, $90,409 for SVB Liquid Reserves shares and $84,420 for SVB Institutional Liquid Reserves shares. Such waivers are voluntary and may be reduced or terminated at any time.

†	For the period September 1, 2009 through September 16, 2009. Subsequent to September 16, 2009 these expenses were accrued as common fund expenses.

12 | Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Notes to financial statements (unaudited) (cont’d)

For the six months ended February 28, 2010, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements

Class A	$4,377,476

SVB Liquid Reserves	173,791

SVB Institutional Liquid Reserves	650,765

Total	$5,202,032

5. Distributions to shareholders by class

	Six Months Ended February 28, 2010	Year Ended August 31, 2009

Net Investment Income:

Class A	$5,597,070	$90,947,856

SVB Liquid Reserves	5,418	1,571,509

SVB Institutional Liquid Reserves	922,640	29,537,068

Total	$6,525,128	$122,056,433

6. Capital loss carryforward

As of August 31, 2009, the Fund had a net capital loss carryforward of approximately $8,279,386, of which $1,691,386 expires in 2015 and $6,588,000 expires in 2017. These amounts will be available to offset any future taxable capital gains.

7. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Funds, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended

Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report | 13
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM based on the May 31, 2005 settlement order issued against CGM and SBFM by the U.S. Securities and Exchange Commission. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the adviser for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

The five actions were subsequently consolidated, and a consolidated complaint was filed. On September 26, 2007, the U.S. District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. On February 16, 2010, the U.S. Court of Appeals for the Second Circuit issued its opinion affirming the dismissal, in part, and vacating and remanding, in part. The opinion affirmed the dismissal with prejudice of plaintiffs’ claim pursuant to Section 36(b) of the Investment Company Act but vacated the dismissal of the Section 10(b) securities fraud claim. The case has been remanded to Judge Pauley of the U.S. District Court for the Southern District of New York.

8. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (known as Western Asset New York Tax Free Money Market Fund, effective May 31, 2010, prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, formerly known as CitiSM NewYorkTax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting

14 | Western Asset Institutional Liquid Reserves 2010 Semi-Annual Report
       (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Notes to financial statements (unaudited) (cont’d)

procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. Briefing and oral argument are expected to occur during 2010.

9. Treasury guarantee

The Fund elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guaranteed the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 were eligible to participate in the guarantee. Those shareholders were able to purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee could not have exceeded the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s account increased after September 19, 2008, the amount of the increase would not have been covered by the guarantee.

The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department had further extended the Guarantee Program through September 18, 2009. The Fund elected to participate in these extensions.

In order to participate in the Guarantee Program during the initial term, the Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008. The fee for participation in each extension was 0.015%. These fees were not covered by any expense cap currently in effect.

The Guarantee Program expired as of the close of business on September 18, 2009.

Western Asset Institutional Liquid Reserves | 15
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset / CitiSM Institutional Liquid Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management before the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Liquid Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the

16 | Western Asset Institutional Liquid Reserves
       (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2009 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board

Western Asset Institutional Liquid Reserves |  17
(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds (including the Fund) classified as institutional money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was slightly below the median and that the Fund’s Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2011.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant two years ago. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s Contractual Management Fee is approximately equivalent to the average of the management fees paid by the other funds in the Expense Group at all asset levels. The Board also noted that the Fund had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

18 | Western Asset Institutional Liquid Reserves
       (Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM Institutional Liquid Reserves)

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Liquid Reserves Portfolio 2010 Semi-Annual Report | 19

Schedule of investments (unaudited)
February 28, 2010

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 100.2%

Bank Notes — 2.3%

Bank of America N.A.	0.420%	3/25/10	$300,000,000	$300,000,000	(c)

Bank of America N.A.	0.499%	10/22/10	155,000,000	155,000,461	(a)

Bank of America N.A.	0.499%	1/21/11	75,000,000	75,081,120	(a)

Bank of America N.A.	0.329%	1/27/11	400,000,000	400,000,000	(a)

Total Bank Notes				930,081,581

Certificates of Deposit — 31.6%

Abbey National Treasury Services PLC	0.268%	12/9/10	285,000,000	285,000,000	(a)

ABN Amro Bank NV	0.700%	4/23/10	250,000,000	250,000,000

ABN Amro Bank NV	0.410%	7/7/10	315,000,000	315,000,000

Banco Bilbao Vizcaya	0.350%	3/22/10	345,000,000	345,000,000

Bank of Montreal	0.200%	3/10/10	100,000,000	100,000,000

Bank of Montreal	0.220%	4/5/10	460,000,000	460,000,000

Bank of Nova Scotia	0.180%	4/14/10	200,000,000	200,000,000

Bank of Nova Scotia	1.150%	5/7/10	115,000,000	115,000,000

Bank of Nova Scotia	0.900%	6/4/10	200,000,000	200,000,000

Bank of Nova Scotia	0.300%	6/11/10	148,000,000	148,000,000

Bank of Nova Scotia	0.300%	7/12/10	220,000,000	220,000,000

Bank of Tokyo Mitsubishi	0.300%	7/12/10	285,000,000	285,000,000

Bank of Tokyo Mitsubishi	0.300%	8/18/10	375,000,000	375,000,000

Bank of Tokyo Mitsubishi	0.320%	8/26/10	325,000,000	325,000,000

Barclays Bank PLC	0.540%	3/16/10	150,000,000	150,000,000

Barclays Bank PLC	0.528%	1/11/11	250,000,000	250,000,000	(a)

BNP Paribas NY Branch	0.240%	5/13/10	170,000,000	170,000,000

BNP Paribas NY Branch	0.360%	5/20/10	350,000,000	350,000,000

BNP Paribas NY Branch	0.300%	8/18/10	385,000,000	385,000,000

Canadian Imperial Bank	0.320%	3/17/10	350,000,000	350,000,000

Citibank N.A.	0.190%	4/6/10	100,000,000	100,000,000

Credit Suisse NY	1.925%	4/23/10	325,000,000	325,266,339

Credit Suisse NY	0.249%	7/29/10	300,000,000	300,000,000	(a)

Credit Suisse NY	0.249%	1/5/11	100,000,000	100,000,000	(a)

Deutsche Bank AG NY	0.280%	7/26/10	385,000,000	385,000,000

DnB NOR Bank ASA	0.200%	4/26/10	305,000,000	305,000,000

DnB NOR Bank ASA	0.307%	9/10/10	250,000,000	250,000,000	(a)

Intesa San Paolo SPA	0.200%	4/7/10	400,000,000	400,000,000

Intesa San Paolo SPA	0.431%	8/20/10	155,000,000	155,000,000	(a)

National Bank of Canada	0.370%	4/6/10	400,000,000	400,000,000

National Bank of Canada	0.340%	4/22/10	200,000,000	200,000,000

Nordea Bank Finland PLC	1.850%	5/4/10	100,000,000	100,001,745

Nordea Bank Finland PLC	1.210%	5/20/10	92,500,000	92,599,744

Nordea Bank Finland PLC	1.070%	5/21/10	107,400,000	107,582,970

Rabobank Nederland NY	0.340%	3/17/10	300,000,000	300,000,000

Rabobank Nederland NY	0.190%	4/15/10	190,000,000	190,000,000

Rabobank Nederland NY	0.320%	6/3/10	225,000,000	225,000,000

Royal Bank of Canada	0.300%	3/22/10	250,000,000	250,000,000

Royal Bank of Scotland	0.750%	3/23/10	200,000,000	200,000,000

See Notes to Financial Statements.

20 | Liquid Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Certificates of Deposit — continued

Societe Generale NY	0.304%	9/20/10	$300,000,000	$300,000,000	(a)

Societe Generale NY	0.549%	5/5/11	150,000,000	150,000,000	(a)

Sumitomo Mitsui Banking Corp.	0.200%	3/1/10	150,000,000	150,000,000

Svenska Handelsbanken NY	0.190%	3/31/10	375,000,000	375,000,000

Svenska Handelsbanken NY	0.305%	5/13/10	100,000,000	100,001,012

Svenska Handelsbanken NY	0.259%	7/23/10	300,000,000	300,005,918	(a)

Toronto Dominion Bank NY	0.320%	3/19/10	185,000,000	185,000,000

Toronto Dominion Bank NY	0.300%	4/15/10	105,000,000	105,000,000

Toronto Dominion Bank NY	0.231%	2/4/11	380,000,000	380,000,000	(a)

UBS AG Stamford Branch	0.860%	3/2/10	96,250,000	96,250,826

UBS AG Stamford Branch	0.480%	5/26/10	300,000,000	300,007,150

UBS AG Stamford Branch	0.420%	6/10/10	100,000,000	100,000,000

UBS AG Stamford Branch	0.350%	8/25/10	125,000,000	125,000,000

Unicredito Italiano SpA	0.330%	3/9/10	275,000,000	275,000,000

Unicredito Italiano SpA	0.260%	4/21/10	75,000,000	75,000,000

Total Certificates of Deposit				12,679,715,704

Certificates of Deposit (Euro) — 5.4%

Credit Agricole SA	0.850%	3/12/10	275,000,000	275,000,000

Credit Agricole SA	0.310%	7/13/10	350,000,000	350,000,000

HSBC Bank PLC	0.300%	8/2/10	375,000,000	375,000,000

ING Bank	0.340%	3/8/10	280,000,000	280,000,544

ING Bank	0.340%	3/10/10	175,000,000	175,000,437

ING Bank	0.540%	5/10/10	175,000,000	175,001,697

ING Bank	0.360%	7/26/10	335,000,000	335,006,827

Societe Generale	0.260%	3/1/10	200,000,000	200,000,000

Total Certificates of Deposit (Euro)				2,165,009,505

Commercial Paper — 26.1%

ANZ National International Ltd.	0.451%	3/8/10	150,000,000	149,986,875	(b)(c)

ANZ National International Ltd.	0.512%	5/14/10	100,000,000	99,895,167	(b)(c)

ANZ National International Ltd.	0.349%	12/3/10	160,000,000	160,000,000	(c)

ASB Finance Ltd.	0.521%	3/19/10	250,000,000	249,935,000	(b)(c)

ASB Finance Ltd.	0.341%	5/3/10	150,000,000	149,910,750	(b)(c)

ASB Finance Ltd.	0.309%	1/25/11	100,000,000	100,000,000	(c)

Banco Bilbao Vicaya	0.341%	4/14/10	150,000,000	149,937,667	(b)(c)

Banco Bilbao Vicaya	0.321%	4/27/10	200,000,000	199,898,667	(b)(c)

Banco Bilbao Vicaya	0.351%	6/8/10	200,000,000	199,807,500	(b)(c)

BNZ International Funding Ltd.	0.331%	4/28/10	150,000,000	149,920,250	(b)(c)

BNZ International Funding Ltd.	0.318%	1/12/11	125,000,000	125,000,000	(c)

BNZ International Funding Ltd.	0.309%	1/19/11	150,000,000	150,000,407	(c)

Canadian Imperial Bank of Commerce	0.240%	3/8/10	250,000,000	249,988,333	(b)

CBA (Delaware) Finance Inc.	0.300%	6/15/10	100,000,000	99,911,667	(b)

Commerzbank U.S. Finance	0.210%	3/10/10	216,050,000	216,038,658	(b)

Commerzbank U.S. Finance	0.250%	3/10/10	200,000,000	199,987,500	(b)

Commerzbank U.S. Finance	0.243%	5/24/10	500,000,000	499,717,083	(b)

Danske Corp.	0.200%	3/29/10	100,000,000	99,984,444	(b)(c)

Danske Corp.	0.200%	4/6/10	200,000,000	199,960,000	(b)(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2010 Semi-Annual Report | 21

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Commercial Paper — continued

Danske Corp.	0.200%	4/26/10	$375,000,000	$374,883,332	(b)(c)

Dexia Delaware	0.210%	3/1/10	445,000,000	445,000,000	(b)

Dexia Delaware	0.280%	3/16/10	200,000,000	199,976,667	(b)

Dexia Delaware	0.300%	4/16/10	385,000,000	384,852,417	(b)

DnB NOR Bank ASA	0.310%	4/6/10	300,000,000	299,907,000	(b)(c)

General Electric Capital Corp.	0.290%	7/13/10	350,000,000	349,622,193	(b)

General Electric Co.	0.120%	3/1/10	132,465,000	132,465,000	(b)

Honeywell International Inc.	0.604%	9/28/10	4,300,000	4,284,878	(b)(c)

Honeywell International Inc.	0.604%	9/29/10	50,000,000	49,823,333	(b)(c)

JPMorgan Chase Funding Inc.	0.290%	4/5/10	575,000,000	574,837,882	(b)(c)

Natexis Banques Populaires U.S.	0.381%	8/17/10	375,000,000	374,331,040	(b)

Nordea North America Inc.	0.200%	3/8/10	200,000,000	199,992,222	(b)

Santander Central Hispano	0.300%	4/30/10	137,000,000	136,931,500	(b)

Santander Central Hispano	0.603%	6/15/10	100,000,000	99,823,333	(b)

Santander Central Hispano	0.331%	8/12/10	100,000,000	99,849,666	(b)

Skandinaviska Enskilda Banken AG	0.260%	3/26/10	250,000,000	249,954,862	(b)(c)

Societe De Prise	0.200%	5/21/10	300,000,000	299,865,000	(b)

State Street Corp.	0.190%	4/8/10	200,000,000	199,959,889	(b)

State Street Corp.	0.190%	4/21/10	150,000,000	149,959,625	(b)

Sumitomo Mitsui Banking Corp.	0.220%	3/5/10	100,000,000	99,997,556	(b)(c)

Sumitomo Mitsui Banking Corp.	0.205%	3/15/10	233,000,000	232,981,425	(b)(c)

Sumitomo Mitsui Banking Corp.	0.210%	4/7/10	150,000,000	149,967,625	(b)(c)

Swedish Export Credit	0.341%	4/1/10	250,000,000	249,926,806	(b)

Swedish Export Credit	0.341%	4/5/10	200,000,000	199,933,889	(b)

Toronto Dominion Holdings	0.321%	5/26/10	100,000,000	99,923,556	(b)(c)

Toyota Motor Credit	0.200%	4/22/10	100,000,000	99,971,111	(b)

Toyota Motor Credit	0.200%	4/23/10	100,000,000	99,970,556	(b)

UBS Finance Delaware LLC	0.552%	4/30/10	300,000,000	299,725,000	(b)

Unicredit Delaware	0.250%	4/15/10	295,000,000	294,907,813	(b)(c)

Unicredit Delaware	0.516%	5/18/10	350,000,000	349,609,458	(b)(c)

Westpac Banking Corp.	0.341%	4/5/10	106,650,000	106,614,746	(b)(c)

Westpac Banking Corp.	0.421%	4/21/10	115,000,000	114,931,575	(b)(c)

Total Commercial Paper				10,474,660,923

Corporate Bonds & Notes — 5.3%

Berkshire Hathaway Finance Corp.	0.549%	1/11/11	50,000,000	50,141,192	(a)

Berkshire Hathaway Inc.	0.230%	2/10/11	160,000,000	160,000,000	(a)

Commonwealth Bank of Australia	0.351%	7/1/10	150,000,000	150,000,000	(a)(c)

Commonwealth Bank of Australia	0.249%	11/26/10	100,000,000	100,000,000	(a)(c)

JPMorgan Chase Bank N.A.	0.229%	1/21/11	350,000,000	350,000,000	(a)

Nordea Bank AB	0.280%	3/15/11	300,000,000	300,000,000	(a)

Rabobank Nederland NV	0.250%	8/16/10	225,000,000	225,000,000	(a)(c)

Svenska Handelsbanken AB	0.280%	2/9/11	150,000,000	150,000,000	(a)(c)

Toyota Motor Credit Corp.	0.228%	1/10/11	300,000,000	300,000,000	(a)

Westpac Banking Corp.	0.250%	8/13/10	250,000,000	249,987,003	(a)(c)

Westpac Banking Corp.	0.249%	11/26/10	105,000,000	104,973,061	(a)

Total Corporate Bonds & Notes				2,140,101,256

See Notes to Financial Statements.

22 | Liquid Reserves Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
February 28, 2010

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Medium-Term Notes — 0.9%

American Honda Finance Corp.	0.278%	1/11/11	$250,000,000	$250,000,000	(a)(c)

General Electric Capital Corp.	0.400%	3/12/10	105,000,000	105,002,640	(a)

Total Medium-Term Notes				355,002,640

Supranationals/Sovereigns — 2.7%

Inter-American Development Bank	0.220%	4/8/10	120,000,000	119,972,133	(b)

Inter-American Development Bank	0.210%	4/15/10	400,000,000	399,895,000	(b)

International Bank for Reconstruction & Development	0.190%	6/2/10	300,000,000	299,852,749	(b)

Sweden (Kingdom of)	0.826%	3/17/10	75,000,000	74,972,667	(b)(c)

Sweden (Kingdom of)	0.826%	3/18/10	200,000,000	199,922,556	(b)(c)

Total Supranationals/Sovereigns				1,094,615,105

Time Deposits — 16.6%

Bank of Tokyo Mitsubishi	0.160%	3/1/10	275,000,000	275,000,000

BNP Paribas Grand Cayman	0.120%	3/1/10	425,000,000	425,000,000

Citibank Nassau	0.140%	3/1/10	1,200,000,000	1,200,000,000

Commerzbank Grand Cayman	0.140%	3/1/10	400,000,000	400,000,000

Credit Agricole SA	0.150%	3/1/10	650,000,000	650,000,000

Dexia Credit Local NY	0.150%	3/1/10	275,000,000	275,000,000

DnB NOR Bank ASA	0.130%	3/1/10	400,000,000	400,000,000

ING Bank Grand Cayman	0.130%	3/1/10	97,000,000	97,000,000

Natixis Grand Cayman	0.140%	3/1/10	930,000,000	930,000,000

Nordea Bank Sweden	0.140%	3/1/10	500,000,000	500,000,000

Royal Bank of Canada NY	0.125%	3/1/10	858,135,000	858,135,000

Societe Generale Grand Cayman	0.150%	3/1/10	675,000,000	675,000,000

Total Time Deposits				6,685,135,000

U.S. Government Agencies — 9.0%

Federal Farm Credit Bank (FFCB), Notes	0.240%	11/15/10	100,000,000	100,000,000	(a)

Federal Farm Credit Bank (FFCB), Notes	0.271%	9/15/11	250,000,000	249,961,014	(a)

Federal Farm Credit Bank (FFCB), Notes	0.228%	10/7/11	300,000,000	300,000,000	(a)

Federal Home Loan Bank (FHLB), Notes	0.159%	11/26/10	100,000,000	100,000,000	(a)

Federal Home Loan Bank (FHLB), Notes	0.128%	7/11/11	150,000,000	149,895,983	(a)

Federal Home Loan Bank (FHLB), Notes	0.134%	7/20/11	200,000,000	199,915,352	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.155%	6/24/10	350,000,000	349,826,701	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.205%	8/2/10	150,000,000	149,868,459	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.220%	8/10/10	100,000,000	99,901,000	(b)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.151%	7/12/10	400,000,000	400,000,000	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.151%	7/14/10	225,000,000	224,993,469	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.235%	9/3/10	298,000,000	297,954,365	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.311%	4/1/11	100,000,000	100,122,907	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.160%	5/4/11	120,000,000	120,074,716	(a)

Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.120%	1/25/12	300,000,000	299,480,661	(a)

Federal National Mortgage Association (FNMA), Discount Notes	0.200%	7/28/10	168,043,000	167,903,898	(b)

Federal National Mortgage Association (FNMA), Notes	0.199%	8/5/10	155,000,000	154,967,634	(a)

Federal National Mortgage Association (FNMA), Notes	0.130%	5/13/11	150,000,000	149,982,000	(a)

Total U.S. Government Agencies				3,614,848,159

See Notes to Financial Statements.

Liquid Reserves Portfolio 2010 Semi-Annual Report | 23

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value

Repurchase Agreement — 0.3%

Barclays Capital Inc., tri-party repurchase agreement
dated 2/26/10; Proceeds at maturity — $136,146,702;
(Fully collateralized by various U.S. government
obligations, 1.375% to 2.375% due 5/15/12 to 3/31/16;
Market value — $138,867,910)	0.150%	3/1/10	$136,145,000	$136,145,000

Total Investments — 100.2% (Cost — $40,275,314,873#)				40,275,314,873

Liabilities in Excess of Other Assets — (0.2)%				(78,248,685)

Total Net Assets — 100.0%				$40,197,066,188

(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24 | Liquid Reserves Portfolio 2010 Semi-Annual Report

Statement of assets and liabilities (unaudited)
February 28, 2010

Assets:

Investments, at value	$40,275,314,873

Cash	746

Interest receivable	24,806,630

Total Assets	40,300,122,249

Liabilities:

Payable for securities purchased	100,000,000

Investment management fee payable	2,891,813

Trustees’ fees payable	11,411

Accrued expenses	152,837

Total Liabilities	103,056,061

Total Net Assets	$40,197,066,188

Represented by:
Paid-in-capital	$40,197,066,188

See Notes to Financial Statements.

Liquid Reserves Portfolio 2010 Semi-Annual Report | 25

Statement of operations (unaudited)
For the six months ended February 28, 2010

Investment Income:

Interest	$73,183,057

Expenses:

Investment management fee (Note 2)	18,639,252

Trustees’ fees	238,353

Legal fees	200,964

Custody fees	99,732

Audit and tax	14,183

Miscellaneous expenses	11,405

Total Expenses	19,203,889
Less: Fee waivers and/or expense reimbursements (Note 2)	(564,637)

Net Expenses	18,639,252

Net Investment Income	54,543,805

Net Realized Gain on Investments	1,760,845

Increase in Net Assets From Operations	$56,304,650

See Notes to Financial Statements.

26 | Liquid Reserves Portfolio 2010 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended February 28, 2010 (unaudited) and the Year Ended August 31, 2009	2010	2009

Operations:

Net investment income	$54,543,805	$519,018,984

Net realized gain	1,760,845	10,613,541

Change in net unrealized appreciation/depreciation	—	147,597,521

Increase in Net Assets From Operations	56,304,650	677,230,046

Capital Transactions:

Proceeds from contributions	43,865,182,496	76,815,121,758

Value of withdrawals	(38,521,806,160)	(97,066,815,677)

Increase (Decrease) in Net Assets From Capital Transactions	5,343,376,336	(20,251,693,919)

Increase (Decrease) in Net Assets	5,399,680,986	(19,574,463,873)

Net Assets:

Beginning of period	34,797,385,202	54,371,849,075

End of period	$40,197,066,188	$34,797,385,202

See Notes to Financial Statements.

Liquid Reserves Portfolio 2010 Semi-Annual Report | 27

Financial highlights

For the years ended August 31, unless otherwise noted:

	2010[1]		2009	2008	2007	2006	2005

Net assets, end of period (millions)	$40,197		$34,797	$54,372	$50,645	$32,230	$44,789

Total return[2]	0.25%		1.57%[3]	4.00%[3]	5.40%	4.53%	2.54%

Ratios to average net assets:

Gross expenses	0.10%[4]		0.11%	0.11%	0.10%[5]	0.12%	0.17%

Net expenses[6,7]	0.10	[4]	0.10	0.08 [8]	0.09 [5,8]	0.09 [8]	0.10 [8]

Net investment income	0.29	[4]	1.67	3.97	5.26	4.33	2.57

[1]	For the six months ended February 28, 2010 (unaudited).

[2]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	If the Portfolio had not entered into the Letter and Capital Support Agreements, the total return would have been lower.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been the same.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.10%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact to the expense ratio was less than 0.01% as a result of compensating balance agreements.

See Notes to Financial Statements.

28 | Liquid Reserves Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”), is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2010, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Short-term investments†	—	$40,275,314,873	—	$40,275,314,873

† See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt

Liquid Reserves Portfolio 2010 Semi-Annual Report | 29

obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Compensating balance agreements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash deposit with the bank.

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2010, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2010, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

During the six months ended February 28, 2010, LMPFA waived a portion of its fee amounting to $564,637.

30 | Liquid Reserves Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2010, the Portfolio did not invest in swaps, options, or futures and does not have any intention to do so in the future.

4. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Funds, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Liquid Reserves Portfolio 2010 Semi-Annual Report | 31

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM based on the May 31, 2005 settlement order issued against CGM and SBFM by the U.S. Securities and Exchange Commission (“SEC”). The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the adviser for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

The five actions were subsequently consolidated, and a consolidated complaint was filed. On September 26, 2007, the U.S. District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. On February 16, 2010, the U.S. Court of Appeals for the Second Circuit issued its opinion affirming the dismissal, in part, and vacating and remanding, in part. The opinion affirmed the dismissal with prejudice of plaintiffs’ claim pursuant to Section 36(b) of the Investment Company Act but vacated the dismissal of the Section 10(b) securities fraud claim. The case has been remanded to Judge Pauley of the U.S. District Court for the Southern District of New York.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (known as Western Asset New York Tax Free Money Market Fund, effective May 31, 2010, prior to May 31, 2010, the Fund is known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

32 | Liquid Reserves Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit ruled that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. Briefing and oral argument are expected to occur during 2010.

Liquid Reserves Portfolio | 33

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 9-10, 2009, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Liquid Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided by management before the Meeting. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset / CitiSM Liquid Reserves, a series of Legg Mason Partners Money Market Trust, Western Asset / CitiSM Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust, and Western Asset / CitiSM Premium Liquid Reserves, a series of Legg Mason Partners Premium Money Market Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s

34 | Liquid Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had continued to expand as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a money fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans and organizational changes. The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Fund performance

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for each Feeder Fund. The Board noted that each Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s conclusions regarding the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against its peers. In addition, the Board considered the Feeder Funds’ performance in light of overall financial market conditions.

The information comparing Western Asset / CitiSM Liquid Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market funds by Lipper, Western Asset / CitiSM Institutional Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, and Western Asset / CitiSM Premium Liquid Reserves’ performance to that of its Performance Universe, consisting of all retail funds classified as money market funds by Lipper, showed, among other data, that each Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2009 was above the median of its Performance Universe.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services

Liquid Reserves Portfolio | 35

provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Funds and are expected to continue through December 2011. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

The Board also received and considered information comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”) and the actual fee rate (after taking waivers and reimbursements into account) (each, an “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Funds’ assets represented a significant portion of the Fund’s assets. The Board noted that each Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in the scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services (including services related to the preparation and maintenance of the Fund’s registration statement and shareholder reports, as well as calculation of the Fund’s net asset value on a daily basis), office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing each Feeder Fund’s Contractual Management Fee and its Actual Management Fee as well as its actual total expense ratio to its Lipper expense group, consisting of a group (including the Feeder Fund) of either retail no-load funds classified as “money market funds” or funds classified as “institutional money market funds” and chosen by Lipper to be comparable to the Feeder Fund, showed the following:

•

For Western Asset / CitiSM Liquid Reserves, the Fund’s Contractual Management Fee was at the median, its Actual Management Fee was slightly below the median, and its actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses.

•

For Western Asset / CitiSM Institutional Liquid Reserves, the Fund’s Contractual Management Fee was slightly below the median, its Actual Management Fee was below the median, and its actual total expense ratio was below the median.

•	For Western Asset / CitiSM Premium Liquid Reserves, the Fund’s Contractual Management Fee and Actual Management Fee were below the median and its actual total expense ratio was below the median.

Taking all of the above into consideration, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

36 | Liquid Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant two years ago. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that, among other things, Western Asset / CitiSM Institutional Liquid Reserves had reached the specified asset levels at which one or more breakpoints to its Contractual Management Fee are triggered and that the Actual Management Fee for each of Western Asset / CitiSM Liquid Reserves and Western Asset / CitiSM Premium Liquid Reserves is below the median of its Lipper expense group. The Board noted that although Western Asset / CitiSM Premium Liquid Reserves does not have breakpoints in its Contractual Management Fee, such fee is below the median. The Board also noted that although Western Asset / CitiSM Liquid Reserves had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, its Contractual Management Fee was at the median.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

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Western Asset
Institutional Liquid Reserves

(Prior to May 31, 2010, the Fund is known as Western Asset / CitiSM
Institutional Liquid Reserves)

Trustees
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager
Legg Mason Partners Fund Advisor, LLC

Subadviser
Western Asset Management Company

Distributor
Legg Mason Investor Services, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Independent registered public accounting firm
KPMG LLP
345 Park Avenue
New York, NY 10154

Western Asset Institutional Liquid Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland business trust.

Western Asset Institutional Liquid Reserves
Legg Mason Funds
55 Water Street
New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-625-4554, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Western Asset Institutional Liquid Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC
Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors
©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC
FDXX010860 4/10 SR010-1066

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust
April 28, 2010

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date:	April 28, 2010

By:	/s/ Frances M. Guggino

(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Institutional Trust
Date:	April 28, 2010